Preferred and common stock	6 Months Ended
Sep. 30, 2018
Preferred and common stock

7. Preferred and common stock

Preferred stock

The composition of preferred stock at March 31, 2018 and September 30, 2018 is as follows:

Class of stock	March 31, 2018		September 30, 2018
	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XIV preferred stock	900,000,000	—	900,000,000	—
Class XV preferred stock	900,000,000	—	900,000,000	—
Class XVI preferred stock	1,500,000,000	—	1,500,000,000	—

Common stock

The following table shows the changes in the number of issued shares of common stock during the fiscal year ended March 31, 2018 and the six months ended September 30, 2018:

	March 31, 2018	September 30, 2018
	(number of shares)
Balance at beginning of period	25,386,307,945	25,389,644,945
Issuance of new shares of common stock due to exercise of stock acquisition rights	3,337,000	2,854,000

Balance at end of period	25,389,644,945	25,392,498,945